Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Restricted cash and cash equivalents	$ 44	$ 70
Accounts and other receivables, net of current expected credit losses	280	198
Accounts receivable—affiliate	315	42
Advances to affiliate	128	144
Inventory	156	89
Current derivative assets	17	10
Current derivative assets—related party	0	3
Other current assets	28	17
Other current assets—affiliate	0	1
Total current assets	968	574
Property, plant and equipment, net of accumulated depreciation	12,607	12,853
Debt issuance and deferred financing costs, net of accumulated amortization	7	11
Derivative assets	37	114
Derivative assets—related party	0	1
Other non-current assets, net	145	87
Total assets	13,764	13,640
Current liabilities
Accounts payable	119	19
Accrued liabilities	631	318
Accrued liabilities—related party	1	16
Current debt, net of discount and debt issuance costs	366	269
Due to affiliates	35	32
Current derivative liabilities	668	143
Other current liabilities	1	0
Total current liabilities	1,821	797
Long-term debt, net of discount and debt issuance costs	9,986	10,101
Derivative liabilities	638	114
Other non-current liabilities	38	4
Commitments and Contingencies
Member's equity	1,281	2,624
Total liabilities and member's equity	$ 13,764	$ 13,640